Finance debt - Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 31,465
Transfer to current portion	0
Effects of exchange rate changes	1,278
Divdend declared	2,891
Scrip dividends	(1,357)	$ (904)
Cash Flows From Used In Financing Activities	(5,822)	(1,959)	$ (729)
Other changes	110
Liabilities arising from financing activities, ending balance	28,564	31,465
Non-current finance debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	27,999
Transfer to current portion	(351)
Effects of exchange rate changes	1,302
Divdend declared	0
Scrip dividends	0
Cash Flows From Used In Financing Activities	(4,775)
Other changes	8
Liabilities arising from financing activities, ending balance	24,183	27,999
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	3,674
Transfer to current portion	351
Effects of exchange rate changes	(13)
Divdend declared	0
Scrip dividends	0
Cash Flows From Used In Financing Activities	53
Other changes	26
Liabilities arising from financing activities, ending balance	4,091	3,674
Financial receivable collaterals [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(735)
Transfer to current portion	0
Effects of exchange rate changes	0
Divdend declared	0
Scrip dividends	0
Cash Flows From Used In Financing Activities	464
Other changes	(1)
Liabilities arising from financing activities, ending balance	(272)	(735)
Additional paid in capital share based payment/treasury shares [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(212)
Transfer to current portion	0
Effects of exchange rate changes	0
Divdend declared	0
Scrip dividends	0
Cash Flows From Used In Financing Activities	(62)
Other changes	83
Liabilities arising from financing activities, ending balance	(191)	(212)
Non-controling interest [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	27
Transfer to current portion	0
Effects of exchange rate changes	0
Divdend declared	0
Scrip dividends	0
Cash Flows From Used In Financing Activities	(12)
Other changes	9
Liabilities arising from financing activities, ending balance	24	27
Dividend payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	712
Transfer to current portion	0
Effects of exchange rate changes	(11)
Divdend declared	2,891
Scrip dividends	(1,357)
Cash Flows From Used In Financing Activities	(1,491)
Other changes	(15)
Liabilities arising from financing activities, ending balance	$ 729	$ 712